Report of the directors financial review risk report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details) - economic_scenario	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Number of economic scenarios to calculate ECL	4
Central scenario
Disclosure of credit risk exposure [line items]
Probability	75.00%	75.00%